Fair Value - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value Measurements Recurring - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Assets
Assets held for sale	$ 3,203,557
Total	3,203,557
Liabilities
Liability related to warrants	2,820,025	$ 5,570,530
Total	2,820,025	5,570,530
Sprout Call Option [Member]
Assets
Total			$ 5,765,167
Liabilities
Liability related to warrants			10,462,137
Other financial assets			5,615,167
Total			10,462,137
Acasti Shares [Member]
Liabilities
Other financial assets			150,000
Level 1
Assets
Assets held for sale	3,203,557
Total	3,203,557
Level 1 | Sprout Call Option [Member]
Assets
Total			150,000
Liabilities
Other financial assets			150,000
Level 3
Liabilities
Liability related to warrants	2,820,025	5,570,530
Total	$ 2,820,025	$ 5,570,530
Level 3 | Sprout Call Option [Member]
Assets
Total			5,615,167
Liabilities
Liability related to warrants			10,462,137
Other financial assets			5,615,167
Total			$ 10,462,137